Financial Risk Management - Additional Information (Detail) t in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2018 AUD ($) t	Jun. 30, 2017 AUD ($) t	Jun. 30, 2018 USD ($) t	Jun. 30, 2018 CLP ($) t	Jun. 30, 2018 EUR (€) t	Jun. 30, 2018 GBP (£) t	Jun. 30, 2017 USD ($) t	Jun. 30, 2017 CLP ($) t	Jun. 30, 2017 EUR (€) t	Jun. 30, 2017 GBP (£) t
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash Flow at Risk period of worst expected loss relative to projected business plan cash flows	1 year
Principal measurement of risk, confidence level	90.00%
Percentage of borrowings exposed to floating interest rate	89.00%	90.00%
Borrowings			$ 26,003				$ 29,577
Fixed interest rate not swapped to floating rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Borrowings			3,019				3,019
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Borrowings			$ 3,434				$ 3,523
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Reasonable possible change in risk, percentage	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk			$ 54				$ 92
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on equity and profit after taxation, due to reasonable possible change in risk			$ 10				$ 16
Percentage of net financial liabilities denominated in currency	88.00%	86.00%
Reasonable possible change in risk, amount	$ 0.01	$ 0.01		$ 10	€ 0.01	£ 0.01		$ 10	€ 0.01	£ 0.01
Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Reasonable possible change in risk, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk			$ 9				$ 62
Commodity price risk [member] | Forward commodity and other derivative contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net asset fair value			210				358
Commodity price risk [member] | Significant financial instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net asset fair value			$ 216				$ 370
Commodity price risk [member] | Provisionally priced contract [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Reasonable possible change in risk, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk			$ 178				$ 90
Tonnes of copper exposure | t	356	213	356	356	356	356	213	213	213	213